Income Taxes (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Income tax expense (benefit)		$ 382	$ 348	$ 150
Legal entity restructuring tax impact		(82)	(147)	0
Effective income tax rate reconciliation, Tax Cuts and Jobs Act, additional income tax benefit				54
Pension plan contributions, tax deductible				350
Effective income tax rate reconciliation, Tax Cuts and Jobs Act, additional income tax expense	$ 95
Effective income tax rate reconciliation, Tax Cuts and Jobs Act, unrecognized tax benefits	55		117
U.S. transition tax expense recognized to date			26
Tax Cuts and Jobs Act, Transition Tax for Accumulated Foreign Earnings, Income Tax Expense			299
Transition tax provision, deemed remittance			3,500
Cash and cash equivalents as presented in our Consolidated Balance Sheets	1,498	2,924	1,952	1,498
Operating loss carryforwards		5,900
Operating loss carryforwards, not subject to expiration		3,700
U.S. general business credit carryforwards, including Energy Tax Credits		680	787
Valuation allowance, deferred tax assets		214	192
Valuation allowance, increase in deferred tax assets		15
Unrecognized tax benefits, income tax penalties and interest expense (benefit)		10	(4)	2
Unrecognized tax benefits, income tax penalties and interest accrued	$ 46	52	42	$ 46
Unrecognized tax benefits		4
Foreign Subsidiaries
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents as presented in our Consolidated Balance Sheets		1,600
United States Pension Benefits
Cash and Cash Equivalents [Line Items]
Operating loss carryforwards		512
Net Operating Loss Carryforward
Cash and Cash Equivalents [Line Items]
Valuation allowance, deferred tax assets		126	111
Other Deferred Tax Assets
Cash and Cash Equivalents [Line Items]
Valuation allowance, deferred tax assets		$ 88	$ 81